Capital commitments (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Capital Commitment [Line Items]
Total capital commitments	€ 12.1	€ 9.6
Property, plant and equipment
Capital Commitment [Line Items]
Total capital commitments	11.5	6.8
Intangible assets
Capital Commitment [Line Items]
Total capital commitments	€ 0.6	€ 2.8